INTANGIBLE ASSETS INCLUDING GOODWILL - Intangible Assets by Class (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Intangible asset balances by major asset class
Gross Carrying Amount	$ 7,260	$ 8,466
Accumulated Amortization	(3,518)	(3,778)
Net Carrying Amount	3,742	4,688
Capitalized software
Intangible asset balances by major asset class
Gross Carrying Amount	1,600	1,537
Accumulated Amortization	(790)	(661)
Net Carrying Amount	810	876
Client relationships
Intangible asset balances by major asset class
Gross Carrying Amount	2,358	2,831
Accumulated Amortization	(1,080)	(1,228)
Net Carrying Amount	1,278	1,602
Completed technology
Intangible asset balances by major asset class
Gross Carrying Amount	2,586	3,322
Accumulated Amortization	(1,376)	(1,668)
Net Carrying Amount	1,210	1,654
Patents/trademarks
Intangible asset balances by major asset class
Gross Carrying Amount	668	730
Accumulated Amortization	(256)	(205)
Net Carrying Amount	413	525
Other intangible assets
Intangible asset balances by major asset class
Gross Carrying Amount	47	46
Accumulated Amortization	(16)	(15)
Net Carrying Amount	$ 31	$ 31